Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Parties Transactions (Details) [Line Items]
Acquired services	$ 6,990	$ 5,615
Other receivables balances due parties	8,519	3,380
Trade payables balances due parties	124	708
Controlling Shareholder [Member]
Related Parties Transactions (Details) [Line Items]
Acquired services	$ 3,088	$ 2,639